Investments (Tables)	9 Months Ended
Sep. 30, 2021
Investments, Debt and Equity Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation	The amortized cost and fair value of the available-for-sale investments and unrealized gains and losses were as follows (in thousands):

	December 31, 2019
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Corporate securities and commercial paper	$25,291	$64	—	$25,355
Asset-backed securities	660	—	—	660
Certificates of deposit	10,118	—	—	10,118
Total	$36,069	$64	—	$36,133

Schedule of Contractual Maturity of Available-for-sale Investments
The contractual maturity of the available-for-sale investments were as follows (in thousands):

		December 31, 2019
	Less than 1 year	1 to 5 years	More than 5 years	Total
Corporate securities and commercial paper	$17,187	$8,168	$—	$25,355
Asset-backed securities	0	660	0	660
Certificates of deposit	8,120	1,998	0	10,118
Total	$25,307	$10,826	$—	$36,133